Note 41 (Tables)	12 Months Ended
Dec. 31, 2024
Gains Or Losses On Financial Assets And Liabilities, Hedge Accounting And Exchanges Differences [Abstract]
Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Heading On the Balance Sheet [Table Text Block]
The breakdown of the balance under this heading, by source of the related items, in the consolidated income statements is as follows:

Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net (Millions of Euros)
	2024	2023	2022
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	327	76	64
Financial assets at amortized cost	20	41	8
Other financial assets and liabilities	307	35	56
Gains (losses) on financial assets and liabilities held for trading, net	2,458	1,352	562
Reclassification of financial assets from fair value through other comprehensive income	—	—	—
Reclassification of financial assets from amortized cost	—	—	—
Other gains (losses)	2,458	1,352	562
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	179	337	(67)
Reclassification of financial assets from fair value through other comprehensive income	—	—	—
Reclassification of financial assets from amortized cost	—	—	—
Other gains (losses)	179	337	(67)
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	249	96	150
Gains (losses) from hedge accounting, net	5	(17)	(45)
Subtotal gains (losses) on financial assets and liabilities and hedge accounting	3,218	1,844	663
Exchange differences, net	695	339	1,275
Total	3,913	2,183	1,938

Gains Or Losses On Financial Assets And Liabilities And Exchange Differences Breakdown By Nature Of The Financial Instrument [Table Text Block]
The breakdown of the balance (excluding exchange rate differences) under this heading in the consolidated income statements by the nature of the financial instrument is as follows:

Gains (losses) on financial assets and liabilities and hedge accounting. Breakdown by nature of the financial instrument (Millions of Euros)
	2024	2023	2022
Debt instruments	841	799	(2,266)
Equity instruments	553	669	(1,099)
Trading derivatives and hedge accounting	181	(812)	1,361
Loans and advances to customers	236	165	(241)
Customer deposits	(81)	(95)	274
Other	1,488	1,118	2,635
Total	3,218	1,844	663

Derivatives Hedge accounting [Table Text Block]
The breakdown of the balance of the impact of the derivatives (trading and hedging) under this heading in the consolidated income statements is as follows:

Derivatives - Hedge accounting (Millions of Euros)
	2024	2023	2022
Derivatives
Interest rate agreements	(21)	427	522
Securities agreements	236	(402)	1,653
Credit derivative agreements	(123)	(56)	16
Foreign-exchange agreements	(15)	(431)	(658)
Commodity and other agreements	99	(332)	(127)
Subtotal	176	(795)	1,406
Hedging derivatives ineffectiveness	—	—
Fair value hedges	8	(10)	(51)
Hedging derivative	(512)	(114)	(229)
Hedged item	520	103	178
Cash flow hedges	(3)	(7)	6
Subtotal	5	(17)	(45)
Total	181	(812)	1,361